Basis of Accounting (Details) - USD ($)	6 Months Ended	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2024
Basic and diluted net loss per share:
Allocation of net loss	$ (11,431)
Basic weighted average number of shares outstanding	5,000,000	5,000,000
Diluted weighted average number of shares outstanding	5,000,000	5,000,000
Basic net loss per share	$ (0.002)
diluted net loss per share	$ (0.002)